VENDORS (Details Narrative) - $ / shares								1 Months Ended						3 Months Ended	12 Months Ended
	Mar. 04, 2019	Feb. 11, 2019	Sep. 07, 2018	Jul. 01, 2018	Mar. 06, 2018	Aug. 14, 2017	Jul. 05, 2017	Jul. 30, 2019	Jul. 30, 2019	May 23, 2019	Mar. 29, 2019	Nov. 16, 2018	Apr. 17, 2016	Mar. 31, 2016	Dec. 31, 2019	Jul. 15, 2019
Number of restricted common stock issued	52,000,000	55,000	500,000	106,000,000	55,000,000			10,000,000		200,000	52,000,000	45,000		120,000,000
Share Price	$ 0.082	$ 0.84	$ 0.0136								$ 0.08	$ 0.0939
Restricted common stock forfeited								14,860,346
Fair market value of share					$ 0.016			$ 0.1110	$ 0.1110	$ 0.1310						$ 0.1081
Contractor Agreement [Member]
Stock issued							5,000,000
Fair market value of share							$ 0.0072
InvestorRelationsCompany [Member]
Number of restricted common stock issued															5,000,000
Share Price															$ .00001
Ryan Medico [Member]
Number of restricted common stock issued															20,000,000
Share Price															$ .00001
Restricted common stock forfeited															14,860,346
Ryan Medico [Member] | Contractor Agreement [Member]
Stock issued													2,000,000
Number of common stock cancelled									14,860,346
Fair market value of share													$ 0.014
RAzaliya Latypova [Member]
Number of restricted common stock issued															500,000
Share Price															$ .00001
Azaliya Kaplunsky [Member] | Contractor Agreement [Member]
Stock issued						500,000
Fair market value of share						$ 0.0115